SUBSEQUENT EVENTS (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) d $ / shares shares	Mar. 31, 2017 USD ($) mo $ / shares shares
Subsequent Events 1		1,790,000
Subsequent Events 2 | $ / shares		$ 1.29
Subsequent Events 3		360,000
Subsequent Events 4		120,000
Subsequent Events 5		120,000
Subsequent Events 6		1,430,000
Subsequent Events 7		357,500
Subsequent Events 8		357,500
Subsequent Events 9		12
Subsequent Events 10		3
Subsequent Events 11		585,000
Subsequent Events 12		560,000
Subsequent Events 13		3,000,000
Subsequent Events 14 | $		$ 40,000,000
Subsequent Events 15 | mo		12
Subsequent Events 16		3,000,000
Subsequent Events 1 | $	$ 400,000
Subsequent Events 2	148,000
Subsequent Events 3 | $	$ 5.75
Subsequent Events 4 | $	$ 7.50
Subsequent Events 5	78
Subsequent Events 6 | $	$ 110,000
Subsequent Events 7	700,000
Subsequent Events 8	300,000
Subsequent Events 9	10,000,000
Subsequent Events 10	1,500,000
Subsequent Events 11 | $	$ 0.52
Subsequent Events 12	148,000
Subsequent Events 13 | d	90
Subsequent Events 14	700,000
Subsequent Events 15	300,000
Subsequent Events 16	10,000,000
Subsequent Events 17	1,500,000
Subsequent Events 18 | $ / shares	$ 0.52
Subsequent Events 19	200,000